SUBSEQUENT EVENTS (Details) - shares	Mar. 15, 2023	Jun. 14, 2021	Jun. 30, 2020	May 26, 2020
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares			1,680,000	911,112
Subsequent event [Member]
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares	8,814,102
Pre-funded warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares		8,814,102
Class A ordinary shares [Member] | Subsequent event [Member]
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares	10,002,500